RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

13. RELATED PARTY TRANSACTIONS

Accounts receivable – related party

Accounts receivable – related party consisted of the following as of the periods indicated:

	September 30, 2024	December 31, 2023
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd.	$-	$2,451
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd.	147,983	4,309
Chengdu Fuxiang Tang Pharmacy Co., Ltd.	-	2,028
Chengdu Wenjiang district Heneng hupu Pharmacy Co., Ltd	-	2,028
Sichuan Aixintang Xinfu Pharmacy Chain Co., Ltd	20,235	-
Shengcaofeng Health Industry (Yunnan) Co., Ltd.	35,903	-
Xiaoyan Zhou	3,654	32,493
Chengdu Aixin International Travel Service Co., Ltd	53,451	43,083
Total	$261,226	$86,392

The related party entities listed above are controlled by Mr. Quanzhong Lin (the Chairman, CEO and major shareholder of Aixin Life), except for Shengcaofeng Health Industry (Yunnan) Co., Ltd, which is owned by Huiliang Jiao, the Company’s Director. Xiaoyan Zhou is the wife of Huiliang Jiao, the Company’s Director.

Sales revenue – related party

Sales revenue – related party consisted of the following for the periods indicated:

	Three Months Ended September 30,
	2024	2023
Chengdu Aixin International Travel Service Co., Ltd	$5,682	$41,598
Shengcaofeng Health Industry (Yunnan) Co., Ltd	30,977	-
Total	$36,659	$41,598

	Nine Months Ended September 30,
	2024	2023
Sichuan Aixintang Xinfu Pharmacy Chain Co., Ltd	$19,943	$-
Chengdu Aixin International Travel Service Co., Ltd	19,293	65,653
Shengcaofeng Health Industry (Yunnan) Co., Ltd	30,977	-
Total	$70,213	$65,653

The related party entities listed above are controlled by Mr. Quanzhong Lin (the Chairman, CEO and major shareholder of Aixin Life), except for Shengcaofeng Health Industry (Yunnan) Co., Ltd, which is owned by Huiliang Jiao, the Company’s Director.

Purchase – related party

Purchase – related party consisted of the following for the periods indicated:

	Three Months Ended September 30,
	2024	2023
Sichuan Aixintang Xinfu Pharmacy Chain Co., Ltd	$60,401	$-

	Nine Months Ended September 30,
	2024	2023
Sichuan Aixintang Xinfu Pharmacy Chain Co., Ltd	$197,479	$-

The related party entities listed above are controlled by Mr. Quanzhong Lin (the Chairman, CEO and major shareholder of Aixin Life).

Operating expenses – related party

Operating expenses – related party consisted of the following for the periods indicated:

	Three Months Ended September 30,
	2024	2023
Chengdu Aixin International Travel Service Co., Ltd	$40,919	$41,620

	Nine Months Ended September 30,
	2024	2023
Chengdu Aixin International Travel Service Co., Ltd	$100,214	$64,734

The related party entity listed above is controlled by Mr. Quanzhong Lin (the Chairman, CEO and major shareholder of Aixin Life).

Prepaid expense – related party

Prepaid expense – related party consisted of the following as of the periods indicated:

	September 30, 2024	December 31, 2023
Chengdu Aixin International Travel Service Co., Ltd	$223,639	$120,483

The related party entity listed above is controlled by Mr. Quanzhong Lin (the Chairman, CEO and major shareholder of Aixin Life).

Accounts payable – related party

Accounts payable – related party consisted of the following as of the periods indicated:

	September 30, 2024	December 31, 2023
Sichuan Aixintang Xinfu Pharmacy Chain Co., Ltd.	$-	$1,776

The related party entity listed above is controlled by Mr. Quanzhong Lin (the Chairman, CEO and major shareholder of Aixin Life).

Due from related parties

Due from related parties consisted of the following as of the periods indicated:

	September 30, 2024	December 31, 2023
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd.	$570	$563
Chengdu Fuxiang Tang Pharmacy Co., Ltd.	85	85
Chengdu Zhiweibing Pharmacy Co., Ltd.	1,758	1,738
Chengdu Wenjiang district Heneng hupu Pharmacy Co., Ltd	712	704
Sichuan Aixin Investment Co. Ltd	9,419	9,310
Sichuan Yunxi Tang Pharmacy Co., Ltd	501	-
Huiliang Jiao	50,977	-
Total	$64,022	$12,400

Due to related parties

Due to related parties consisted of the following as of the periods indicated:

	September 30, 2024	December 31, 2023
Quanzhong Lin	$1,921,274	$1,051,429
Yirong Shen	88,349	87,325
Xiaoyan Zhou	6,412	-
Yunnan Shengcaofeng Biotechnology Co., Ltd	1,254	-
Huiliang Jiao	-	82,152
Chengdu Cigu Foshou Pharmacy	2,139
Tianfeng Li	-	780
Mianyang Aixin Cunshan Pharmacy Co. Ltd	-	112
Sichuan Aixintang Xinfu Pharmacy Chain Co., Ltd	67,876	-
Chengdu Aixin International travel service Co, Ltd	5,147	5,087
Chengdu Heshengyuan Pharmacy Co. Ltd	1,364	-
Total	$2,093,815	$1,226,885

The amounts due from related parties and due to related parties described above were for working capital purposes, payable on demand, and bear no interest. The related party entities listed above are controlled by Mr. Quanzhong Lin (the Chairman, CEO and major shareholder of Aixin Life), except for Yunnan Shengcaofeng Biotechnology Co., Ltd (“Shengcaofeng”), which is owned by Huiliang Jiao, the Company’s Director. Yirong Shen was a major shareholder of Aixin Shangyan Hotel prior to the closing of Hotel Purchase Agreement, and she serves as the supervisor of Aixin Shangyan Hotel. Mr. Huiliang Jiao is a Director of the Company. Xiaoyan Zhou is the wife of Huiliang Jiao. Tianfeng Li is the CFO of Aixin Life.

Office leases

In May 2014, the Company entered a lease with its major shareholder for an office. The lease term was for three years expiring in May 2017 with an option to renew. The monthly rent was RMB 5,000 ($704). The Company was required to prepay each year’s annual rent on the 15th of May of each year. The Company renewed the lease until May 28, 2028 with monthly rent of RMB 5,000 ($704), payable quarterly. The future annual minimum lease payments at September 30, 2024 are $2,082, $8,328, $8,328, $8,328, and $3,470 for each of the years ended December 31, 2024, 2025, 2026, 2027, and 2028, respectively.

Runcangsheng has an office lease with Xiaoyan Zhou, wife of Huiliang Jiao, the Company’s Director. The initial term was from March 2020 to February 2023 with a monthly rent of RMB 3,000 ($414). Runcangsheng renewed the lease until February 28, 2026 with monthly rent of RMB 5,000 ($690). In July 2023, Xiaoyan Zhou entered into an agreement with Runcangsheng to increase the monthly rent for 2022 by RMB 2,000 and to change the lease expiration date to December 31, 2023. The lease was converted to an annual contract starting from January 1, 2024.

13. RELATED PARTY TRANSACTIONS

Accounts receivable – related party

Accounts receivable – related party consisted of the following as of the periods indicated:

	December 31, 2023	December 31, 2022
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd.	$2,451	$-
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd.	4,309	-
Chengdu Fuxiang Tang Pharmacy Co., Ltd.	2,028	-
Chengdu Wenjiang district Heneng hupu Pharmacy Co., Ltd	2,028	-
Xiaoyan Zhou	32,493	-
Chengdu Aixin International Travel Service Co., Ltd	43,083	-
Other	-	42
Total	$86,392	$42

The related party entities listed above are controlled by Mr. Quanzhong Lin (the Chairman, President and major shareholder of Aixin Life). Xiaoyan Zhou is the wife of Huiliang Jiao, the Company’s Director.

Prepaid expense – related party

Prepaid expense – related party consisted of the following as of the periods indicated:

	December 31, 2023	December 31, 2022
Chengdu Aixin International Travel Service Co., Ltd	$120,483	$-

Chengdu Aixin International Travel Service Co., Ltd is an entity owned by the Company’s CEO.

Accounts payable – related party

Accounts payable – related party consisted of the following as of the periods indicated:

	December 31, 2023	December 31, 2022
Luquan Shengcaofeng Biotechnology Co., Ltd.	$-	$165,958
Sichuan Aixintang Xinfu Chain Pharmacy Co., Ltd.	1,776	-
	$1,776	$165,958

Luquan Shengcaofeng Biotechnology Co., Ltd. is an entity controlled by Mr. Huiliang Jiao, a Director of the Company.

Sichuan Aixintang Xinfu Chain Pharmacy Co., Ltd. is an entity controlled by Quanzhong Lin, CEO of the Company.

Due from related parties

Due from related parties consisted of the following as of the periods indicated:

	December 31, 2023	December 31, 2022
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd.	$563	$9,708
Chengdu Fuxiang Tang Pharmacy Co., Ltd.	85	26,125
Chengdu Zhiweibing Pharmacy Co., Ltd.	1,738	-
Chengdu Wenjiang district Heneng hupu Pharmacy Co., Ltd	704	34,622
Sichuan Aixin Investment Co. Ltd	9,310	145
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd.	-	12,502
Total	$12,400	$83,102

Due to related parties

Due to related parties consisted of the following as of the periods indicated:

	December 31, 2023	December 31, 2022
Quanzhong Lin	$1,051,429	$140,644
Yirong Shen	87,325	89,892
Huiliang Jiao	82,152	-
Tianfeng Li	780	-
Mianyang Aixin Cunshan Pharmacy Co. Ltd	112	-
Chengdu Aixin International travel service Co, Ltd	5,087	6,346
Total	$1,226,885	$236,882

The amounts of due from related parties and due to related parties described above were for working capital purposes, payable on demand, and bear no interest. All the related party entities listed above are controlled by Mr. Quanzhong Lin (the Chairman, President and major shareholder of Aixin Life). Yirong Shen was a major shareholder of Aixin Shangyan Hotel prior to the closing of Hotel Purchase Agreement, and she serves as the supervisor of Aixin Shangyan Hotel. Mr. Huiliang Jiao is the Director of the Company. Tianfeng Li is the CFO of Aixin Life.

Office leases

In May 2014, the Company entered a lease with its major shareholder for an office. The lease term was for three years expiring in May 2017 with an option to renew. The monthly rent was RMB 5,000 ($704). The Company was required to prepay each year’s annual rent at 15th of May of each year. The Company renewed the lease until May 28, 2028 with monthly rent of RMB 5,000 ($704), payable quarterly. The future annual minimum lease payments at December 31, 2023 are $8,450, $8,450, $8,450, $8,450, and $3,521 for each of the years ended December 31, 2024, 2025, 2026, 2027, and 2028, respectively.

Runcangsheng has an office lease with Xiaoyan Zhou, wife of Huiliang Jiao, the Company’s Director, from March 2020 to February 2023 with a monthly rent of RMB 3,000 ($414). Runcangsheng renewed the lease until February 28, 2026 with monthly rent of RMB 5,000 ($690). In July 2023, Xiaoyan Zhou entered into an agreement with Runcangsheng to increase the monthly rent for 2022 by RMB 2,000 and to change the lease expiration date to December 31, 2023. The lease will be converted to an annual contract starting from January 1, 2024.